Notes to the Consolidated Statements of Operations - Revenue from contract with customers (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 14,436	€ 7,579	€ 26,809	€ 14,708
GSK
Notes to the Consolidated Statements of Operations
Revenue recognized				12,756
GSK | Research, development, manufacturing and commercialization of mRNA-based vaccines
Notes to the Consolidated Statements of Operations
Revenue recognized			17,622
Belgium | GSK
Notes to the Consolidated Statements of Operations
Revenue recognized	8,727	6,283	17,622	12,756
Switzerland | CRISPR
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 5,709	844	€ 9,187	1,053
Netherlands | Genmab
Notes to the Consolidated Statements of Operations
Revenue recognized		€ 452		€ 899